Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the year	$ 74,608	$ 55,269	$ (104,887)
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(81,713)	(40,220)	(28,535)
Currency translation differences	(22,284)	(57,628)	121,924
Tax effect	20,088	6,195	4,426
Net income/(expenses) recognized directly in equity	(83,909)	(91,653)	97,815
Cash flow hedges	55,765	67,519	70,953
Tax effect	(13,941)	(16,880)	(17,738)
Transfers to income statement	41,824	50,639	53,215
Other comprehensive income/(loss)	(42,085)	(41,014)	151,030
Total comprehensive income/(loss) for the year	32,523	14,255	46,143
Total comprehensive (income)/loss attributable to non-controlling interest	(12,429)	(11,954)	(14,773)
Total comprehensive income/(loss) attributable to the Company	$ 20,094	$ 2,301	$ 31,370